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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY
14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 14, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2001

Check here if Amendment  [X]                      Amendment No.:    _______
         This Amendment (Check only one):         [ ] is a restatement.
                                                  [X] adds new
holdings entries.

Institutional Investment Manager Filing this Report:
Name:             K Capital Partners, LLC
Address:          75 Park Plaza
                  Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Administrative Officer
Phone:  617-646-7728

Signature, place and date of signing:

 /s/ Robert T. Needham  , Boston, Massachusetts, May 14, 2003
------------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       1

Form 13F Information Table Value Total:       $4,019 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.




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
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                                                        Value       Shrs or  Sh/ Put/  Investment  Other        Voting Authority
Name of Issuer               Title of Class  CUSIP      (x$1000)    Prn Amt  Prn Call  Discretion  Managers   Sole    Shared   Other
--------------               --------------  -----      --------    -------  --------  ----------  --------   ----    ------   -----
------------------------------------------------------------------------------------------------------------------------------------
First Un Real Estate Equity  Common Stock    337400105       4019   1710140  SH        Sole                   1710140

------------------------------------------------------------------------------------------------------------------------------------